UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Severn River Capital Management, LLC
Address: 12 Havemeyer Place
         First Floor
         Greenwich, CT  06830

13F File Number:  28-11087

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Christine Glick
Title:     Chief Financial Officer
Phone:     203 971-3600

Signature, Place, and Date of Signing:

     /s/  Christine Glick     Greenwich, CT     May 17, 2010


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     11

Form13F Information Table Value Total:     $156,073 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALVARION LTD                   SHS              M0861T100     7221  1823476 SH       SOLE                  1823476        0        0
APPLE INC                      COM              037833100    19670    83700 SH  PUT  SOLE                    83700        0        0
APPLE INC                      COM              037833100    19670    83700 SH  CALL SOLE                    83700        0        0
BLOCK H & R INC                COM              093671105     5863   329401 SH       SOLE                   329401        0        0
COMCAST CORP NEW               CL A             20030N101    16505   876525 SH       SOLE                   876525        0        0
FIRST SOLAR INC                COM              336433107    17870   145700 SH  PUT  SOLE                   145700        0        0
GOOGLE INC                     CL A             38259P508    26258    46300 SH  CALL SOLE                    46300        0        0
MELLANOX TECHNOLOGIES LTD      SHS              M51363113    12469   529009 SH       SOLE                   529009        0        0
NOVELL INC                     COM              670006105     4335   722500 SH       SOLE                   722500        0        0
POPULAR INC                    COM              733174106    15009  5157561 SH       SOLE                  5157561        0        0
VERIZON COMMUNICATIONS INC     COM              92343V104    11203   361155 SH       SOLE                   361155        0        0